Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions	Party-In-Interest Transactions
Certain investments are managed by the Trustee or certain of its affiliates. These investments qualify as exempt party-in-interest transactions under ERISA. Fees paid by the Plan for investment related services are included in net appreciation (depreciation) in fair value of investments in the Statement of Changes in Net Assets Available for Benefits.
One of the Plan's investment options invests exclusively in Company Stock. At December 31, 2025 and 2024, the Plan owned 1,130,136 and 1,188,574 shares of Company Stock, respectively, with a corresponding fair value of $91.3 million and $102.3 million, respectively.
Additionally, participants who are active employees may borrow from their accounts and such loans qualify as exempt party-in-interest transactions under ERISA. These loans are recorded as notes receivable from participants in the Statement of Net Assets Available for Benefits.